Catalyst/Lyons Tactical Allocation Fund
Catalyst/Lyons Tactical Allocation Fund

CATALYST FUNDS

MUTUAL FUND SERIES TRUST

Catalyst/Lyons Tactical Allocation Fund

Class A: CLTAX Class C: CLTCX Class I: CLTIX

(the “Fund”)

December 18, 2018

The information in this Supplement amends certain information contained in the currently effective Prospectus for the Fund dated November 1, 2018.

The following table replaces the Average Annual Total Returns table contained under the section of the Fund’s Prospectus entitled “Performance”:

Average Annual Total Returns

(for the periods ended December 31, 2017)

Class A	1 Year	5 Years	Since inception (7/2/2012)
Return Before Taxes	10.01%	12.83%	12.83%
Return After Taxes on Distributions	9.29%	11.23%	11.30%
Return After Taxes on Distributions and Sale of Fund Shares	6.25%	9.64%	9.72%
Class C
Return Before Taxes	15.90%	13.33%	13.23%
Lipper Flexible Portfolio Funds Index	15.47%	7.77%	8.39%
Class I			Since inception (6/6/2014)
Return Before Taxes	17.00%	N/A	8.85%
Lipper Flexible Portfolio Funds Index	15.47%	7.77%	5.10%

The following paragraph contained under the section of the Fund’s Prospectus entitled “Performance” is deleted in its entirety:

The Fund’s primary benchmark was changed from the S&P Total Return Index to the Lipper Flexible Portfolio Funds Index ("Lipper Index"). It was determined that the Lipper Index is the appropriate broad based securities market index to compare the Fund’s performance because the Fund allocations to common stock and fixed income securities and Lipper Index better represents these asset classes.

* * * * *

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, each dated November 1, 2018, and the Summary Prospectus dated December 18, 2018, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund toll-free at 1-866-447-4228 or by writing to 17605 Wright Street, Omaha, Nebraska 68130.

Please retain this Supplement for future reference.

Average Annual Total Returns (for the periods ended December 31, 2017)
Average Annual Total Returns - Catalyst/Lyons Tactical Allocation Fund	Label	1 Year	5 Years	Since Inception	Since Inception	Inception Date
Class A	Return Before Taxes	10.01%	12.83%	12.83%		Jul. 02, 2012
Class A | Return After Taxes on Distributions		9.29%	11.23%	11.30%
Class A | Return After Taxes on Distributions and Sale of Fund Shares		6.25%	9.64%	9.72%
Class C	Return Before Taxes	15.90%	13.33%	13.23%		Jul. 02, 2012
Class I	Return Before Taxes	17.00%			8.85%	Jun. 06, 2014
Lipper Flexible Portfolio Funds Index		15.47%	7.77%	8.39%	5.10%